Provisions (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Provisions

($ millions)
As at November 1, 2018	$157
Provisions made during the year	125
Provisions utilized / released during the year	(72)
Balance as at October 31, 2019	$210
Provisions made during the year	244
Provisions utilized / released during the year	(329)
Balance as at October 31, 2020	$125